Other Receivables, Net (Details) ¥ in Millions	Mar. 31, 2026 USD ($)	Sep. 25, 2024 CNY (¥)
Schedule of Other Receivables, Net [Abstract]
Deposit payment	$ 797,333	¥ 5.5